EQUITY - Changes in Number of DSUs and RSUS (Details) - Cash-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	19,467	20,951	21,648
Granted and reinvested (in shares)	219	271
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(1,703)	(968)
Restricted Stock
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	0	13,679	13,679
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 0	$ 6.10	$ 6.10
Granted and reinvested (in shares)	0	0
Weighted Average Exercise Price Of Share Options Granted And Reinvested (in dollars per share) | $	$ 0	$ 0
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(13,679)	0
Weighted Average Exercise Price Of Share Options Exercised And Cancelled (in dollars per share) | $	$ 6.10	$ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 6.10